Reinsurance - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Hippo Enterprises Inc And Subsidiaries [Member]
Effects of Reinsurance [Line Items]
Reinsurance, Loss on uncollectible accounts in period, Amount	$ 0	$ 0